Lease (Details) - Schedule of Components of Lease Expenses - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Components of Lease Expenses [Abstract]
Operating lease expenses for variable payments	¥ 135	¥ 1,886
Operating lease expenses for fixed payments	23,323	79,114
Short-term lease expenses	19,944	5,122
Total	43,402	86,122
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	¥ 14,930	¥ 104,086